Property, Plant, and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant, and Equipment

Property, plant and equipment at September 30, 2014 and December 31, 2013 consist of:

	September 30, 2014	December 31, 2013
Leasehold improvements	$66	$30
Machinery and equipment	1,854	1,710
Patterns and tooling	1,410	880
Office furniture and equipment	424	424
Information technology equipment and software	1,271	1,149
Field service spare parts	122	121

	5,147	4,314
Less accumulated depreciation	(3,523)	(2,900)

Total property, plant and equipment	$1,624	$1,414

Property, plant and equipment at December 31, 2013 and 2012 consist of:

	2013	2012
Lease improvements	$30	$30
Machinery and equipment	1,710	1,701
Patterns and tooling	880	814
Office furniture and equipment	424	424
Information technology equipment and software	1,149	1,117
Field service spare parts	121	102

	4,314	4,188
Less accumulated depreciation	(2,900)	(2,288)

Total property, plant and equipment	$1,414	$1,900